Jan. 28, 2019

SANFORD C. BERNSTEIN FUND, INC.

-AB International Portfolio

(the “Portfolio”)

Supplement dated July 9, 2019 to the Prospectus, Summary Prospectus and Statement of Additional Information (“SAI”), each dated January 28, 2019, as supplemented to date, of the Portfolio, offering Class A, Class B, Class C and Class Z shares of the Portfolio.

*        *        *          *        *

Effective July 8, 2019, Class B shares of the Portfolio are no longer offered. All references to Class B shares in the Portfolio’s Prospectus, Summary Prospectus and SAI are hereby removed.

*        *        *         *        *